UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Sareena Khwaja-Dixon

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1 – Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments

As of March 31, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.45%)
CONSUMER DISCRETIONARY (21.32%)
Auto Components (0.67%)
LCI Industries	10,000	$1,041,500

Distributors (0.95%)
Pool Corp.	10,000	1,462,200

Diversified Consumer Services (1.68%)
Chegg, Inc.(a)	125,573	2,594,338

Hotels, Restaurants & Leisure (4.76%)
Chuy’s Holdings, Inc.(a)	3,949	103,464
Hyatt Hotels Corp., Class A	14,000	1,067,640
Planet Fitness, Inc., Class A(a)	35,246	1,331,241
Starbucks Corp.	27,866	1,613,163
Texas Roadhouse, Inc.	20,000	1,155,600
Yum! Brands, Inc.	24,379	2,075,384

		7,346,492

Internet & Direct Marketing Retail (3.54%)
Amazon.com, Inc.(a)	1,354	1,959,698
Booking Holdings, Inc.(a)	744	1,547,810
Wayfair, Inc., Class A(a)	28,936	1,954,048

		5,461,556

Media (1.15%)
The Walt Disney Co.	17,738	1,781,605

Multiline Retail (0.83%)
Ollie’s Bargain Outlet Holdings, Inc.(a)	21,139	1,274,682

Specialty Retail (3.89%)
Burlington Stores, Inc.(a)	12,000	1,597,800
Lowe’s Companies, Inc.	15,715	1,378,991
The TJX Companies, Inc.	20,247	1,651,345
Ulta Beauty, Inc.(a)	6,706	1,369,835

		5,997,971

Textiles, Apparel & Luxury Goods (3.85%)
Canada Goose Holdings, Inc.(a)(b)	36,117	1,207,030
Carter’s, Inc.	12,000	1,249,200
NIKE, Inc., Class B	27,299	1,813,746
PVH Corp.	11,000	1,665,730

		5,935,706

CONSUMER STAPLES (3.23%)
Food Products (2.57%)
Lamb Weston Holdings, Inc.	20,000	1,164,400

Liberty All-Star® Growth Fund	Schedule of Investments

As of March 31, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Food Products (continued)
McCormick & Co., Inc.	12,500	$1,329,875
Mondelez International, Inc., Class A	35,346	1,474,989

		3,969,264

Household Products (0.66%)
Church & Dwight Co., Inc.	20,000	1,007,200

ENERGY (2.29%)
Energy Equipment & Services (2.29%)
RPC, Inc.(b)	50,000	901,500
Schlumberger Ltd.	31,180	2,019,840
Solaris Oilfield Infrastructure, Inc., Class A(a)	37,251	616,877

		3,538,217

FINANCIALS (4.41%)
Banks (2.35%)
First Republic Bank	10,000	926,100
Independent Bank Group, Inc.	22,934	1,621,434
Signature Bank(a)	7,553	1,072,148

		3,619,682

Capital Markets (1.13%)
Financial Engines, Inc.	1,830	64,050
Raymond James Financial, Inc.	15,000	1,341,150
Virtus Investment Partners, Inc.	2,730	337,974

		1,743,174

Thrifts & Mortgage Finance (0.93%)
BofI Holding, Inc.(a)(b)	35,422	1,435,654

HEALTH CARE (16.32%)
Biotechnology (3.83%)
ACADIA Pharmaceuticals, Inc.(a)(b)	37,552	843,793
Acorda Therapeutics, Inc.(a)	16,661	394,033
Portola Pharmaceuticals, Inc.(a)	39,182	1,279,684
Puma Biotechnology, Inc.(a)(b)	11,439	778,424
Regeneron Pharmaceuticals, Inc.(a)	5,308	1,827,863
Ultragenyx Pharmaceutical, Inc.(a)	15,392	784,838

		5,908,635

Health Care Equipment & Supplies (5.43%)
Becton Dickinson & Co.	7,033	1,524,051
The Cooper Cos., Inc.	6,000	1,372,860
Insulet Corp.(a)	32,775	2,840,937
ResMed, Inc.	15,000	1,477,050
STERIS PLC	12,500	1,167,000

		8,381,898

Liberty All-Star® Growth Fund	Schedule of Investments

As of March 31, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Health Care Providers & Services (2.97%)
Diplomat Pharmacy, Inc.(a)	33,888	$682,843
Henry Schein, Inc.(a)	13,000	873,730
PetIQ, Inc.(a)(b)	7,846	208,704
UnitedHealth Group, Inc.	9,022	1,930,708
US Physical Therapy, Inc.	10,963	891,292

		4,587,277

Health Care Technology (0.59%)
Cotiviti Holdings, Inc.(a)	26,400	909,216

Life Sciences Tools & Services (2.22%)
Cambrex Corp.(a)	20,000	1,046,000
Charles River Laboratories International, Inc.(a)	11,500	1,227,510
Mettler-Toledo International, Inc.(a)	2,000	1,150,060

		3,423,570

Pharmaceuticals (1.28%)
Aerie Pharmaceuticals, Inc.(a)(b)	4,893	265,445
Novo Nordisk AS(c)	34,749	1,711,388

		1,976,833

INDUSTRIALS (13.81%)
Aerospace & Defense (1.33%)
HEICO Corp.	20,008	1,736,895
Kratos Defense & Security Solutions, Inc.(a)	31,031	319,309

		2,056,204

Air Freight & Logistics (1.85%)
XPO Logistics, Inc.(a)	28,043	2,855,058

Building Products (1.92%)
Allegion PLC	3,212	273,952
Lennox International, Inc.	7,000	1,430,590
Masco Corp.	31,000	1,253,640

		2,958,182

Commercial Services & Supplies (1.87%)
Cintas Corp.	8,000	1,364,640
Copart, Inc.(a)	30,000	1,527,900

		2,892,540

Machinery (3.19%)
Barnes Group, Inc.	18,998	1,137,790
The Middleby Corp.(a)	10,976	1,358,719
Proto Labs, Inc.(a)	1,678	197,249
Snap-on, Inc.	6,500	959,010
WABCO Holdings, Inc.(a)	9,500	1,271,765

		4,924,533

Liberty All-Star® Growth Fund	Schedule of Investments

As of March 31, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Professional Services (0.77%)
WageWorks, Inc.(a)	26,296	$1,188,579

Road & Rail (1.78%)
J.B. Hunt Transport Services, Inc.	13,422	1,572,387
Old Dominion Freight Line, Inc.	8,000	1,175,760

		2,748,147

Trading Companies & Distributors (1.10%)
H&E Equipment Services, Inc.	12,745	490,555
SiteOne Landscape Supply, Inc.(a)	15,556	1,198,434

		1,688,989

INFORMATION TECHNOLOGY (29.22%)
Electronic Equipment, Instruments & Components (1.43%)
Cognex Corp.	20,000	1,039,800
IPG Photonics Corp.(a)	5,000	1,166,900

		2,206,700

Internet Software & Services (5.99%)
2U, Inc.(a)	9,210	773,916
Alphabet, Inc., Class C(a)	1,901	1,961,433
CommerceHub, Inc., Series A(a)	8,831	198,697
Facebook, Inc., Class A(a)	6,177	987,023
GTT Communications, Inc.(a)(b)	35,188	1,995,160
SPS Commerce, Inc.(a)	1,879	120,387
Stamps.com, Inc.(a)	11,651	2,342,434
The Trade Desk, Inc., Class A(a)(b)	17,528	869,739

		9,248,789

IT Services (7.07%)
Alliance Data Systems Corp.	5,894	1,254,597
Automatic Data Processing, Inc.	13,535	1,535,952
EPAM Systems, Inc.(a)	11,096	1,270,714
FleetCor Technologies, Inc.(a)	10,198	2,065,095
Genpact Ltd.	40,000	1,279,600
Jack Henry & Associates, Inc.	11,500	1,390,925
Visa, Inc., Class A	17,696	2,116,795

		10,913,678

Semiconductors & Semiconductor Equipment (1.67%)
Impinj, Inc.(a)(b)	10,649	138,650
MACOM Technology Solutions Holdings, Inc.(a)(b)	635	10,541
MKS Instruments, Inc.	10,000	1,156,500
Monolithic Power Systems, Inc.	11,000	1,273,470

		2,579,161

Software (13.06%)
Autodesk, Inc.(a)	15,280	1,918,862
Ebix, Inc.(b)	25,958	1,933,871

Liberty All-Star® Growth Fund	Schedule of Investments

As of March 31, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Software (continued)
Everbridge, Inc.(a)	49,035	$1,794,681
Globant SA(a)(b)	19,569	1,008,586
HubSpot, Inc.(a)	8,982	972,751
Paycom Software, Inc.(a)(b)	11,000	1,181,290
Paylocity Holding Corp.(a)	43,208	2,213,546
RealPage, Inc.(a)	4,803	247,355
Red Hat, Inc.(a)	10,411	1,556,549
Salesforce.com, Inc.(a)	15,037	1,748,803
SAP SE(c)	13,558	1,425,759
SS&C Technologies Holdings, Inc.	30,000	1,609,200
Synopsys, Inc.(a)	15,000	1,248,600
The Ultimate Software Group, Inc.(a)	5,266	1,283,324

		20,143,177

MATERIALS (3.58%)
Chemicals (2.63%)
Ecolab, Inc.	14,290	1,958,730
International Flavors & Fragrances, Inc.	8,500	1,163,735
Praxair, Inc.	6,515	940,115

		4,062,580

Construction Materials (0.19%)
US Concrete, Inc.(a)(b)	4,734	285,933

Containers & Packaging (0.76%)
Avery Dennison Corp.	11,000	1,168,750

REAL ESTATE (3.27%)
Equity Real Estate Investment Trusts (1.25%)
Equinix, Inc.	4,613	1,928,880

Real Estate Management & Development (2.02%)
FirstService Corp.	40,371	2,954,350
Redfin Corp.(a)(b)	7,381	168,508

		3,122,858

TOTAL COMMON STOCKS
(COST OF $103,158,536)		150,369,408

SHORT TERM INVESTMENTS (3.97%)
MONEY MARKET FUND (2.70%)
State Street Institutional U.S. Government Money Market Fund, 1.551%(d)
(COST OF $4,169,636)	4,169,636	4,169,636

Liberty All-Star® Growth Fund	Schedule of Investments

As of March 31, 2018 (Unaudited)

	SHARES	MARKET VALUE
SHORT TERM INVESTMENTS (continued)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (1.27%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74%
(COST OF $1,958,517)	1,958,517	$1,958,517

TOTAL SHORT TERM INVESTMENTS
(COST OF $6,128,153)		6,128,153

TOTAL INVESTMENTS (101.42%)
(COST OF $109,286,689)		156,497,561

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.42%)		(2,187,922)

NET ASSETS (100.00%)		$154,309,639

NET ASSET VALUE PER SHARE
(27,278,636 SHARES OUTSTANDING)		$5.66

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $10,936,772.
(c)	American Depositary Receipt.
(d)	Rate reflects seven-day effective yield on March 31, 2018.

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

As of March 31, 2018 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund’s Board of Directors (the “Board”). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee, using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of March 31, 2018, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 20% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

As of March 31, 2018 (Unaudited)

the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2018:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received

$10,936,772	$1,958,517	$9,211,172	$11,169,689

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

As of March 31, 2018 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$150,369,408	$–	$–	$150,369,408
Money Market Fund	4,169,636	–	–	4,169,636
Investments Purchased with Collateral from Securities Loaned	1,958,517	–	–	1,958,517

Total	$156,497,561	$–	$–	$156,497,561

*   See Schedule of Investments for industry classifications.

The Fund recognizes transfers between levels as of the end of the period. For the three months ended March 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

As of March 31, 2018 (Unaudited)

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquirer and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquirer or in respect of which the acquirer is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquirer to exercise voting power in electing directors within certain statutorily defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 18, 2018

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 18, 2018

By:	/s/ Kimberly Storms
Kimberly Storms
Treasurer (principal financial officer)

Date:	May 18, 2018